RIGHT-OF-USE ASSETS AND LEASE LIABILITES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	S/ 0
Depreciation of the period	177,307	S/ 0	S/ 0
Acquisition of business and others	6,570
Balance at the end	(839,086)	0
Net carrying amount	839,086
Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0
Depreciation of the period	125,462
Acquisition of business and others	5,299
Balance at the end		0
Net carrying amount	688,285
Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0
Depreciation of the period	39,891
Acquisition of business and others	700
Balance at the end		0
Net carrying amount	127,780
Spaces for ATM
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0
Depreciation of the period	7,900
Acquisition of business and others	0
Balance at the end		0
Net carrying amount	17,246
Vehicles and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0
Depreciation of the period	400
Acquisition of business and others	571
Balance at the end		0
Net carrying amount	2,035
Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0
Depreciation of the period	3,654
Acquisition of business and others	0
Balance at the end		S/ 0
Net carrying amount	3,740
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(1,022,963)
Cost | Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(819,046)
Cost | Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(168,371)
Cost | Spaces for ATM
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(25,146)
Cost | Vehicles and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(3,006)
Cost | Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	(7,394)
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	183,877
Accumulated depreciation | Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	130,761
Accumulated depreciation | Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	40,591
Accumulated depreciation | Spaces for ATM
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	7,900
Accumulated depreciation | Vehicles and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	971
Accumulated depreciation | Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the end	S/ 3,654